Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

January 31, 2021

ZMP-QTLY-0321
1.9881625.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.	17,608	$217,987
Entertainment - 1.4%
Lions Gate Entertainment Corp.:
Class A (a)	1,071	14,983
Class B (a)	1,694	20,938
Live Nation Entertainment, Inc. (a)	2,287	151,971
Madison Square Garden Entertainment Corp. (a)	297	26,359
Madison Square Garden Sports Corp. (a)	301	48,729
Roku, Inc. Class A (a)	1,753	681,970
Spotify Technology SA (a)	2,108	664,020
Take-Two Interactive Software, Inc. (a)	1,833	367,425
World Wrestling Entertainment, Inc. Class A	744	41,910
Zynga, Inc. (a)	14,253	141,247
		2,159,552
Interactive Media & Services - 1.6%
InterActiveCorp (a)	1,208	253,620
Match Group, Inc. (a)	3,606	504,335
Pinterest, Inc. Class A (a)	6,472	443,397
TripAdvisor, Inc. (a)	1,616	50,048
Twitter, Inc. (a)	12,551	634,202
Zillow Group, Inc.:
Class A (a)	947	131,368
Class C (a)	2,328	303,711
		2,320,681
Media - 2.0%
Altice U.S.A., Inc. Class A (a)	4,721	167,926
Cable One, Inc.	86	172,000
Discovery Communications, Inc.:
Class A (a)(b)	2,547	105,497
Class C (non-vtg.) (a)	4,957	173,644
DISH Network Corp. Class A (a)	3,959	114,890
Fox Corp.:
Class A	5,391	168,091
Class B	2,539	75,891
Interpublic Group of Companies, Inc.	6,268	150,871
John Wiley & Sons, Inc. Class A	692	31,562
Liberty Broadband Corp.:
Class A (a)	404	58,649
Class C (a)	2,568	375,056
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	3,188	128,253
Liberty Media Class A (a)	393	14,246
Liberty SiriusXM Series A (a)	1,332	53,839
Liberty SiriusXM Series C (a)	2,804	113,730
News Corp.:
Class A	6,209	120,455
Class B	2,008	37,911
Nexstar Broadcasting Group, Inc. Class A	682	77,523
Omnicom Group, Inc.	3,424	213,589
Sirius XM Holdings, Inc. (b)	18,480	115,685
The New York Times Co. Class A	2,618	129,827
ViacomCBS, Inc.:
Class A	346	16,836
Class B	8,563	415,306
		3,031,277
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	1,625	30,469
U.S. Cellular Corp. (a)	224	6,984
		37,453

TOTAL COMMUNICATION SERVICES		7,766,950

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Aptiv PLC	4,315	576,484
BorgWarner, Inc.	3,929	164,979
Gentex Corp.	3,940	130,217
Lear Corp.	961	144,880
		1,016,560
Automobiles - 0.6%
Ford Motor Co.	62,792	661,200
Harley-Davidson, Inc.	2,452	98,301
Thor Industries, Inc.	857	103,706
		863,207
Distributors - 0.4%
Genuine Parts Co.	2,263	212,450
LKQ Corp. (a)	4,872	170,958
Pool Corp.	625	221,363
		604,771
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	966	146,803
Chegg, Inc. (a)	1,944	185,185
Frontdoor, Inc. (a)	1,380	75,955
Graham Holdings Co.	62	35,223
Grand Canyon Education, Inc. (a)	754	64,045
H&R Block, Inc.	3,077	53,017
Service Corp. International	2,706	136,464
Terminix Global Holdings, Inc. (a)	2,137	101,892
		798,584
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	3,675	126,016
Carnival Corp.	7,773	145,122
Chipotle Mexican Grill, Inc. (a)	449	664,520
Choice Hotels International, Inc.	556	55,956
Darden Restaurants, Inc.	2,096	245,001
Domino's Pizza, Inc.	628	232,837
Extended Stay America, Inc. unit	2,823	41,442
Hilton Worldwide Holdings, Inc.	4,398	445,913
Hyatt Hotels Corp. Class A	559	36,704
MGM Resorts International	7,581	216,513
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,083	115,130
Planet Fitness, Inc. (a)	1,315	94,680
Royal Caribbean Cruises Ltd.	2,947	191,555
Six Flags Entertainment Corp.	1,223	41,827
Vail Resorts, Inc.	641	170,480
Wendy's Co.	2,906	59,282
Wyndham Destinations, Inc.	1,361	60,211
Wyndham Hotels & Resorts, Inc.	1,473	85,684
Wynn Resorts Ltd.	1,577	156,959
Yum China Holdings, Inc.	6,442	365,326
		3,551,158
Household Durables - 1.5%
D.R. Horton, Inc.	5,325	408,960
Garmin Ltd.	2,409	276,698
Leggett & Platt, Inc.	2,121	86,961
Lennar Corp.:
Class A	4,272	355,217
Class B	364	24,366
Mohawk Industries, Inc. (a)	935	134,266
Newell Brands, Inc.	6,163	148,035
NVR, Inc. (a)	54	240,110
PulteGroup, Inc.	4,299	187,007
Tempur Sealy International, Inc. (a)	3,044	80,362
Toll Brothers, Inc.	1,860	95,046
Whirlpool Corp.	980	181,388
		2,218,416
Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (a)	1,902	378,669
Expedia, Inc.	2,176	270,042
GrubHub, Inc. (a)	1,486	111,851
Qurate Retail, Inc. Series A	6,140	77,364
Wayfair LLC Class A (a)	1,139	310,172
		1,148,098
Leisure Products - 0.7%
Brunswick Corp.	1,273	110,064
Hasbro, Inc.	2,045	191,862
Mattel, Inc. (a)	5,515	99,932
Peloton Interactive, Inc. Class A (a)	4,090	597,672
Polaris, Inc.	938	109,436
		1,108,966
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	3,775	383,767
Kohl's Corp.	2,539	111,868
Nordstrom, Inc.	1,768	62,676
Ollie's Bargain Outlet Holdings, Inc. (a)	876	82,983
		641,294
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	1,054	157,194
AutoNation, Inc. (a)	928	66,148
AutoZone, Inc. (a)	376	420,507
Best Buy Co., Inc.	3,678	400,240
Burlington Stores, Inc. (a)	1,047	260,598
CarMax, Inc. (a)	2,616	308,112
Carvana Co. Class A (a)	899	234,810
Dick's Sporting Goods, Inc.	997	66,809
Five Below, Inc. (a)	881	154,818
Floor & Decor Holdings, Inc. Class A (a)	1,506	138,657
Foot Locker, Inc.	1,668	73,092
Gap, Inc.	2,961	59,960
L Brands, Inc.	3,701	150,853
Leslie's, Inc.	741	21,193
O'Reilly Automotive, Inc. (a)	1,150	489,291
Penske Automotive Group, Inc.	507	30,339
Tractor Supply Co.	1,860	263,636
Ulta Beauty, Inc. (a)	867	242,552
Vroom, Inc.	437	16,095
Williams-Sonoma, Inc.	1,238	159,603
		3,714,507
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	2,279	94,943
Carter's, Inc.	693	61,012
Columbia Sportswear Co.	467	40,844
Hanesbrands, Inc.	5,546	84,798
lululemon athletica, Inc. (a)	1,830	601,484
PVH Corp.	1,124	95,832
Ralph Lauren Corp.	758	76,596
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,155	74,304
Tapestry, Inc.	4,441	140,424
Under Armour, Inc.:
Class A (sub. vtg.) (a)	3,254	56,945
Class C (non-vtg.) (a)	2,874	43,024
VF Corp.	5,196	399,417
		1,769,623

TOTAL CONSUMER DISCRETIONARY		17,435,184

CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	143	131,115
Brown-Forman Corp.:
Class A	719	47,540
Class B (non-vtg.)	2,913	208,775
Molson Coors Beverage Co. Class B	2,855	143,207
		530,637
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	705	12,246
Casey's General Stores, Inc.	592	110,988
Grocery Outlet Holding Corp. (a)	1,169	49,905
Kroger Co.	12,472	430,284
Sprouts Farmers Market LLC (a)	1,882	42,627
U.S. Foods Holding Corp. (a)	3,542	109,767
		755,817
Food Products - 2.2%
Archer Daniels Midland Co.	8,925	446,339
Beyond Meat, Inc. (a)(b)	839	149,409
Bunge Ltd.	2,177	142,463
Campbell Soup Co.	3,133	150,729
Conagra Brands, Inc.	7,848	271,541
Flowers Foods, Inc.	3,142	72,140
Hormel Foods Corp.	4,501	210,917
Ingredion, Inc.	1,078	81,357
Kellogg Co.	4,038	238,000
Lamb Weston Holdings, Inc.	2,349	175,470
McCormick & Co., Inc. (non-vtg.)	3,998	357,981
Pilgrim's Pride Corp. (a)	850	16,473
Post Holdings, Inc. (a)	1,021	96,842
Seaboard Corp.	4	12,585
The Hain Celestial Group, Inc. (a)	1,359	56,514
The Hershey Co.	2,379	346,002
The J.M. Smucker Co.	1,780	207,210
TreeHouse Foods, Inc. (a)	898	37,923
Tyson Foods, Inc. Class A	4,626	297,498
		3,367,393
Household Products - 0.6%
Church & Dwight Co., Inc.	3,996	337,382
Clorox Co.	2,034	426,042
Energizer Holdings, Inc.	995	43,621
Reynolds Consumer Products, Inc.	785	23,550
Spectrum Brands Holdings, Inc.	682	51,539
		882,134
Personal Products - 0.1%
Coty, Inc. Class A	4,695	29,907
Herbalife Nutrition Ltd. (a)	1,451	73,943
Nu Skin Enterprises, Inc. Class A	805	46,585
		150,435

TOTAL CONSUMER STAPLES		5,686,416

ENERGY - 2.6%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	10,576	212,472
Halliburton Co.	14,101	248,601
Helmerich & Payne, Inc.	1,668	40,499
NOV, Inc.	6,240	77,251
		578,823
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream GP LP	4,677	37,884
Apache Corp.	6,060	86,537
Cabot Oil & Gas Corp.	6,331	116,047
Cheniere Energy, Inc. (a)	3,726	235,968
Cimarex Energy Co.	1,620	68,332
Continental Resources, Inc.	1,195	23,530
Devon Energy Corp.	9,492	156,238
Diamondback Energy, Inc.	2,545	144,276
EQT Corp.	4,446	72,514
Equitrans Midstream Corp.	6,546	43,531
Hess Corp.	4,423	238,754
HollyFrontier Corp.	2,410	68,589
Marathon Oil Corp.	12,755	92,346
Marathon Petroleum Corp.	10,427	450,029
Murphy Oil Corp.	2,322	28,723
Occidental Petroleum Corp.	13,511	271,031
ONEOK, Inc.	7,131	284,028
Pioneer Natural Resources Co.	3,246	392,441
Targa Resources Corp.	3,629	99,326
The Williams Companies, Inc.	19,598	416,066
		3,326,190

TOTAL ENERGY		3,905,013

FINANCIALS - 11.0%
Banks - 3.0%
Associated Banc-Corp.	2,407	43,182
Bank of Hawaii Corp.	628	49,103
Bank OZK	1,972	73,280
BOK Financial Corp.	511	37,742
Citizens Financial Group, Inc.	6,864	250,124
Comerica, Inc.	2,245	128,414
Commerce Bancshares, Inc.	1,694	113,244
Cullen/Frost Bankers, Inc.	900	83,016
East West Bancorp, Inc.	2,269	136,004
Fifth Third Bancorp	11,447	331,162
First Citizens Bancshares, Inc.	101	60,195
First Hawaiian, Inc.	2,100	48,825
First Horizon National Corp.	8,741	121,412
First Republic Bank	2,784	403,652
FNB Corp., Pennsylvania	5,212	51,390
Huntington Bancshares, Inc.	16,271	215,184
KeyCorp	15,642	263,724
M&T Bank Corp.	2,061	273,021
PacWest Bancorp	1,894	57,180
Peoples United Financial, Inc.	6,789	92,738
Pinnacle Financial Partners, Inc.	1,188	81,414
Popular, Inc.	1,338	75,932
Prosperity Bancshares, Inc.	1,432	96,574
Regions Financial Corp.	15,480	263,315
Signature Bank	837	138,264
Sterling Bancorp	3,130	57,780
SVB Financial Group (a)	828	362,482
Synovus Financial Corp.	2,349	87,383
TCF Financial Corp.	2,420	94,041
Umpqua Holdings Corp.	3,566	51,743
Webster Financial Corp.	1,442	67,414
Western Alliance Bancorp.	1,565	106,702
Wintrust Financial Corp.	910	54,773
Zions Bancorp NA	2,585	114,102
		4,484,511
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	725	79,888
Ameriprise Financial, Inc.	1,898	375,557
Apollo Global Management LLC Class A	2,748	126,243
Ares Management Corp.	1,576	71,172
Carlyle Group LP	1,899	61,281
Cboe Global Markets, Inc.	1,739	159,518
Eaton Vance Corp. (non-vtg.)	1,785	119,845
Evercore, Inc. Class A	638	69,606
FactSet Research Systems, Inc.	597	180,497
Franklin Resources, Inc.	4,372	114,940
Interactive Brokers Group, Inc.	1,177	72,021
Invesco Ltd.	6,072	125,022
KKR & Co. LP	8,744	340,579
Lazard Ltd. Class A	1,631	67,197
LPL Financial	1,261	136,617
MarketAxess Holdings, Inc.	593	320,671
Morningstar, Inc.	347	79,772
MSCI, Inc.	1,312	518,634
NASDAQ, Inc.	1,844	249,438
Northern Trust Corp.	3,093	275,865
Raymond James Financial, Inc.	1,974	197,262
SEI Investments Co.	1,806	95,447
State Street Corp.	5,662	396,340
T. Rowe Price Group, Inc.	3,644	570,213
Tradeweb Markets, Inc. Class A	1,343	81,641
Virtu Financial, Inc. Class A	1,002	27,826
		4,913,092
Consumer Finance - 0.8%
Ally Financial, Inc.	6,003	227,154
Credit Acceptance Corp. (a)(b)	157	60,566
Discover Financial Services	4,939	412,604
LendingTree, Inc. (a)	174	56,640
OneMain Holdings, Inc.	1,049	48,841
Santander Consumer U.S.A. Holdings, Inc.	1,151	25,437
SLM Corp.	6,028	83,669
Synchrony Financial	9,389	315,940
		1,230,851
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	6,462	160,128
Jefferies Financial Group, Inc.	3,460	80,791
Voya Financial, Inc.	2,028	112,473
		353,392
Insurance - 3.3%
Alleghany Corp.	220	124,707
American Financial Group, Inc.	1,143	107,602
American National Group, Inc.	125	11,048
Arch Capital Group Ltd. (a)	6,338	199,077
Arthur J. Gallagher & Co.	3,071	354,424
Assurant, Inc.	945	128,019
Assured Guaranty Ltd.	1,255	44,866
Athene Holding Ltd. (a)	1,834	74,992
Axis Capital Holdings Ltd.	1,340	61,506
Brighthouse Financial, Inc. (a)	1,451	51,307
Brown & Brown, Inc.	3,800	163,742
Cincinnati Financial Corp.	2,405	202,236
CNA Financial Corp.	455	17,481
Erie Indemnity Co. Class A	403	97,969
Everest Re Group Ltd.	632	133,403
First American Financial Corp.	1,754	91,717
FNF Group	4,434	160,954
Globe Life, Inc.	1,665	150,499
GoHealth, Inc. (a)	645	8,585
Hanover Insurance Group, Inc.	600	67,482
Hartford Financial Services Group, Inc.	5,754	276,307
Kemper Corp.	997	70,139
Lemonade, Inc. (a)(b)	244	35,441
Lincoln National Corp.	3,091	140,610
Loews Corp.	3,766	170,562
Markel Corp. (a)	218	211,347
Mercury General Corp.	442	23,430
Old Republic International Corp.	4,538	82,138
Primerica, Inc.	631	87,905
Principal Financial Group, Inc.	4,377	215,655
Prudential Financial, Inc.	6,367	498,409
Reinsurance Group of America, Inc.	1,092	114,715
RenaissanceRe Holdings Ltd.	815	122,609
Unum Group	3,267	75,892
W.R. Berkley Corp.	2,236	138,945
White Mountains Insurance Group Ltd.	49	49,980
Willis Towers Watson PLC	2,073	420,695
		4,986,395
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	8,765	136,734
Annaly Capital Management, Inc.	22,613	183,618
New Residential Investment Corp.	6,704	62,951
Starwood Property Trust, Inc.	4,389	82,338
		465,641
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	5,453	63,909
New York Community Bancorp, Inc.	7,231	75,636
TFS Financial Corp.	767	13,553
		153,098

TOTAL FINANCIALS		16,586,980

HEALTH CARE - 13.3%
Biotechnology - 2.7%
ACADIA Pharmaceuticals, Inc. (a)	1,778	85,433
Acceleron Pharma, Inc. (a)	823	95,081
Agios Pharmaceuticals, Inc. (a)	981	46,078
Alexion Pharmaceuticals, Inc. (a)	3,425	525,155
Alkermes PLC (a)	2,523	52,958
Alnylam Pharmaceuticals, Inc. (a)	1,857	279,441
BioMarin Pharmaceutical, Inc. (a)	2,912	241,055
bluebird bio, Inc. (a)	1,059	47,178
Exact Sciences Corp. (a)	2,390	327,812
Exelixis, Inc. (a)	4,965	110,273
Global Blood Therapeutics, Inc. (a)	963	48,266
Incyte Corp. (a)	2,932	263,147
Ionis Pharmaceuticals, Inc. (a)	2,104	126,387
Iovance Biotherapeutics, Inc. (a)	2,210	96,886
Moderna, Inc. (a)	4,597	796,017
Neurocrine Biosciences, Inc. (a)	1,484	162,869
Repligen Corp. (a)	841	168,200
Sage Therapeutics, Inc. (a)	827	66,698
Sarepta Therapeutics, Inc. (a)	1,216	108,710
Seagen, Inc. (a)	2,039	334,947
United Therapeutics Corp. (a)	700	114,674
		4,097,265
Health Care Equipment & Supplies - 4.1%
Abiomed, Inc. (a)	712	247,954
Align Technology, Inc. (a)	1,257	660,403
Dentsply Sirona, Inc.	3,513	187,910
Envista Holdings Corp. (a)	2,563	91,089
Globus Medical, Inc. (a)	1,216	75,015
Haemonetics Corp. (a)	799	91,318
Hill-Rom Holdings, Inc.	1,078	103,531
Hologic, Inc. (a)	4,124	328,807
ICU Medical, Inc. (a)	315	64,411
IDEXX Laboratories, Inc. (a)	1,355	648,611
Insulet Corp. (a)	1,055	281,875
Integra LifeSciences Holdings Corp. (a)	1,148	75,814
Masimo Corp. (a)	785	200,897
Novocure Ltd. (a)	1,622	261,077
Penumbra, Inc. (a)	530	138,378
Quidel Corp. (a)	598	150,080
ResMed, Inc.	2,309	465,425
STERIS PLC	1,354	253,347
Tandem Diabetes Care, Inc. (a)	973	90,148
Teleflex, Inc.	749	282,845
The Cooper Companies, Inc.	785	285,771
Varian Medical Systems, Inc. (a)	1,460	256,332
West Pharmaceutical Services, Inc.	1,182	353,997
Zimmer Biomet Holdings, Inc.	3,336	512,643
		6,107,678
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	1,419	71,915
Amedisys, Inc. (a)	516	148,252
AmerisourceBergen Corp.	2,346	244,453
Cardinal Health, Inc.	4,711	253,122
Chemed Corp.	250	129,475
DaVita HealthCare Partners, Inc. (a)	1,224	143,661
Encompass Health Corp.	1,583	127,273
Guardant Health, Inc. (a)	1,323	205,727
Henry Schein, Inc. (a)	2,301	151,521
Laboratory Corp. of America Holdings (a)	1,560	357,100
McKesson Corp.	2,604	454,320
Molina Healthcare, Inc. (a)	948	202,502
Oak Street Health, Inc. (a)	372	19,296
Premier, Inc.	1,951	66,080
Quest Diagnostics, Inc.	2,152	277,931
Universal Health Services, Inc. Class B	1,182	147,372
		3,000,000
Health Care Technology - 1.0%
American Well Corp.	917	32,471
Cerner Corp.	4,902	392,699
Change Healthcare, Inc. (a)	3,894	92,911
Teladoc Health, Inc. (a)	1,733	457,217
Veeva Systems, Inc. Class A (a)	2,177	601,810
		1,577,108
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	926	158,485
Adaptive Biotechnologies Corp. (a)	1,222	67,784
Agilent Technologies, Inc.	4,985	599,047
Avantor, Inc. (a)	7,970	235,035
Berkeley Lights, Inc. (a)	204	14,688
Bio-Rad Laboratories, Inc. Class A (a)	340	195,082
Bio-Techne Corp.	610	198,195
Bruker Corp.	1,656	95,866
Charles River Laboratories International, Inc. (a)	785	203,354
IQVIA Holdings, Inc. (a)	3,063	544,601
Mettler-Toledo International, Inc. (a)	380	443,878
PerkinElmer, Inc.	1,794	263,844
PPD, Inc.	2,572	82,716
PRA Health Sciences, Inc. (a)	1,015	125,089
QIAGEN NV (a)	3,617	195,861
Syneos Health, Inc. (a)	1,207	89,740
Waters Corp. (a)	984	260,435
		3,773,700
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	2,616	300,971
Elanco Animal Health, Inc. (a)	7,321	212,529
Horizon Therapeutics PLC (a)	3,134	227,152
Jazz Pharmaceuticals PLC (a)	868	134,974
Nektar Therapeutics (a)	2,770	54,569
Perrigo Co. PLC	2,192	93,598
Reata Pharmaceuticals, Inc. (a)	388	40,193
Royalty Pharma PLC	1,747	82,126
Viatris, Inc. (a)	19,411	329,793
		1,475,905

TOTAL HEALTH CARE		20,031,656

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	1,009	165,637
BWX Technologies, Inc.	1,525	82,228
Curtiss-Wright Corp.	669	69,436
HEICO Corp.	744	87,599
HEICO Corp. Class A	1,223	130,017
Hexcel Corp.	1,350	58,941
Howmet Aerospace, Inc.	6,327	155,518
Huntington Ingalls Industries, Inc.	638	100,377
Mercury Systems, Inc. (a)	884	62,817
Spirit AeroSystems Holdings, Inc. Class A	1,700	57,579
Teledyne Technologies, Inc. (a)	585	208,851
Textron, Inc.	3,659	165,606
TransDigm Group, Inc.	840	464,755
Virgin Galactic Holdings, Inc. (a)	1,085	48,055
		1,857,416
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,138	182,927
Expeditors International of Washington, Inc.	2,716	243,136
XPO Logistics, Inc. (a)	1,464	161,640
		587,703
Airlines - 0.9%
Alaska Air Group, Inc.	1,923	93,900
American Airlines Group, Inc. (b)	8,746	150,169
Copa Holdings SA Class A	510	39,459
Delta Air Lines, Inc.	10,272	389,925
JetBlue Airways Corp. (a)	4,975	71,342
Southwest Airlines Co.	9,494	417,166
United Airlines Holdings, Inc. (a)	4,658	186,273
		1,348,234
Building Products - 2.0%
A.O. Smith Corp.	2,141	116,256
Allegion PLC	1,486	159,017
Armstrong World Industries, Inc.	772	60,378
Carrier Global Corp.	13,987	538,500
Fortune Brands Home & Security, Inc.	2,212	190,785
Johnson Controls International PLC	11,704	583,093
Lennox International, Inc.	557	153,448
Masco Corp.	4,230	229,731
Owens Corning	1,718	133,317
The AZEK Co., Inc.	1,476	58,878
Trane Technologies PLC	3,846	551,324
Trex Co., Inc. (a)	1,865	171,151
		2,945,878
Commercial Services & Supplies - 1.1%
ADT, Inc.	2,487	22,458
Cintas Corp.	1,422	452,367
Clean Harbors, Inc. (a)	833	64,524
Copart, Inc. (a)	3,300	362,175
IAA Spinco, Inc. (a)	2,163	123,594
MSA Safety, Inc.	583	91,018
Republic Services, Inc.	3,386	306,501
Rollins, Inc.	3,576	128,808
Stericycle, Inc. (a)	1,463	95,797
		1,647,242
Construction & Engineering - 0.4%
AECOM (a)	2,458	123,146
Jacobs Engineering Group, Inc.	2,017	203,636
Quanta Services, Inc.	2,204	155,316
Valmont Industries, Inc.	338	65,207
		547,305
Electrical Equipment - 1.1%
Acuity Brands, Inc.	594	71,423
AMETEK, Inc.	3,695	418,496
Generac Holdings, Inc. (a)	983	242,231
GrafTech International Ltd.	1,053	10,214
Hubbell, Inc. Class B	869	135,216
nVent Electric PLC	2,511	56,196
Regal Beloit Corp.	651	81,687
Rockwell Automation, Inc.	1,867	464,006
Sensata Technologies, Inc. PLC (a)	2,481	135,215
Vertiv Holdings Co.	3,545	71,325
		1,686,009
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	845	122,466
Machinery - 4.0%
AGCO Corp.	990	109,791
Allison Transmission Holdings, Inc.	1,814	73,830
Colfax Corp. (a)	1,605	59,578
Crane Co.	785	59,409
Cummins, Inc.	2,374	556,513
Donaldson Co., Inc.	2,047	121,674
Dover Corp.	2,315	269,674
Flowserve Corp.	2,093	74,427
Fortive Corp.	4,786	316,259
Gates Industrial Corp. PLC (a)	685	9,672
Graco, Inc.	2,657	183,174
IDEX Corp.	1,212	225,662
Ingersoll Rand, Inc. (a)	5,588	233,802
ITT, Inc.	1,384	103,399
Lincoln Electric Holdings, Inc.	922	105,569
Middleby Corp. (a)	888	120,519
Nordson Corp.	924	165,387
Oshkosh Corp.	1,085	99,375
Otis Worldwide Corp.	6,578	425,268
PACCAR, Inc.	5,463	498,335
Parker Hannifin Corp.	2,062	545,626
Pentair PLC	2,650	144,319
Snap-On, Inc.	864	155,511
Stanley Black & Decker, Inc.	2,485	431,123
Timken Co.	1,019	77,098
Toro Co.	1,723	162,393
Trinity Industries, Inc.	1,427	39,685
Westinghouse Air Brake Co.	2,914	216,248
Woodward, Inc.	891	99,747
Xylem, Inc.	2,880	278,179
		5,961,246
Marine - 0.0%
Kirby Corp. (a)	954	48,425
Professional Services - 1.8%
CoreLogic, Inc.	1,247	93,887
CoStar Group, Inc. (a)	628	565,018
Dun & Bradstreet Holdings, Inc. (a)	1,362	32,211
Equifax, Inc.	1,946	344,656
FTI Consulting, Inc. (a)	569	62,573
IHS Markit Ltd.	6,392	556,615
Manpower, Inc.	927	81,984
Nielsen Holdings PLC	5,736	128,085
Robert Half International, Inc.	1,800	121,500
TransUnion Holding Co., Inc.	3,059	266,255
Verisk Analytics, Inc.	2,556	469,026
		2,721,810
Road & Rail - 0.8%
AMERCO	144	66,591
J.B. Hunt Transport Services, Inc.	1,347	181,387
Kansas City Southern	1,504	304,816
Knight-Swift Transportation Holdings, Inc. Class A	2,023	80,920
Landstar System, Inc.	611	85,173
Lyft, Inc. (a)	3,969	176,462
Old Dominion Freight Lines, Inc.	1,569	304,386
Ryder System, Inc.	850	53,202
Schneider National, Inc. Class B	957	20,097
		1,273,034
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	1,708	67,688
Fastenal Co.	9,224	420,522
MSC Industrial Direct Co., Inc. Class A	725	56,238
United Rentals, Inc. (a)	1,158	281,406
Univar, Inc. (a)	2,678	49,784
W.W. Grainger, Inc.	717	261,268
Watsco, Inc.	524	124,969
		1,261,875
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	1,183	32,876

TOTAL INDUSTRIALS		22,041,519

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	945	290,644
Ciena Corp. (a)	2,457	131,179
CommScope Holding Co., Inc. (a)	3,135	46,053
EchoStar Holding Corp. Class A (a)	787	16,480
F5 Networks, Inc. (a)	979	191,835
Juniper Networks, Inc.	5,281	128,962
Lumentum Holdings, Inc. (a)	1,207	113,217
Motorola Solutions, Inc.	2,739	458,919
Ubiquiti, Inc.	136	41,887
ViaSat, Inc. (a)	930	40,492
		1,459,668
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	4,703	587,311
Arrow Electronics, Inc. (a)	1,204	117,547
Avnet, Inc.	1,566	55,295
CDW Corp.	2,283	300,580
Cognex Corp.	2,697	221,505
Coherent, Inc. (a)	390	78,328
Corning, Inc.	12,081	433,345
Dolby Laboratories, Inc. Class A	1,019	89,703
FLIR Systems, Inc.	2,106	109,617
IPG Photonics Corp. (a)	569	127,132
Jabil, Inc.	2,354	97,385
Keysight Technologies, Inc. (a)	3,013	426,611
Littelfuse, Inc.	377	91,750
National Instruments Corp.	2,069	85,657
SYNNEX Corp.	674	55,012
Trimble, Inc. (a)	4,012	264,431
Vontier Corp. (a)	2,454	79,583
Zebra Technologies Corp. Class A (a)	844	327,329
		3,548,121
IT Services - 4.2%
Akamai Technologies, Inc. (a)	2,571	285,458
Alliance Data Systems Corp.	749	50,670
Amdocs Ltd.	2,105	148,655
BigCommerce Holdings, Inc. (a)	201	16,068
Black Knight, Inc. (a)	2,431	198,588
Booz Allen Hamilton Holding Corp. Class A	2,182	185,841
Broadridge Financial Solutions, Inc.	1,843	260,434
CACI International, Inc. Class A (a)	398	96,006
Concentrix Corp. (a)	669	71,529
DXC Technology Co.	4,091	115,366
EPAM Systems, Inc. (a)	855	294,488
Euronet Worldwide, Inc. (a)	806	100,718
Fastly, Inc. Class A (a)	1,270	138,875
FleetCor Technologies, Inc. (a)	1,326	321,887
Gartner, Inc. (a)	1,393	211,611
Genpact Ltd.	3,025	115,797
Globant SA (a)	621	119,232
GoDaddy, Inc. (a)	2,709	212,873
Jack Henry & Associates, Inc.	1,228	177,802
Leidos Holdings, Inc.	2,165	229,620
MongoDB, Inc. Class A (a)	820	303,080
Okta, Inc. (a)	1,852	479,687
Paychex, Inc.	5,169	451,357
Sabre Corp.	5,074	54,698
Science Applications International Corp.	932	89,500
StoneCo Ltd. Class A (a)	3,246	233,387
Switch, Inc. Class A	1,271	21,887
The Western Union Co.	6,587	146,692
Twilio, Inc. Class A (a)	2,254	810,131
VeriSign, Inc. (a)	1,624	315,170
WEX, Inc. (a)	708	133,529
		6,390,636
Semiconductors & Semiconductor Equipment - 3.9%
Allegro MicroSystems LLC (a)	476	13,290
Array Technologies, Inc.	882	35,950
Cirrus Logic, Inc. (a)	934	87,506
Cree, Inc. (a)	1,773	179,215
Enphase Energy, Inc. (a)	1,700	309,995
Entegris, Inc.	2,157	212,227
First Solar, Inc. (a)	1,473	146,048
Inphi Corp. (a)	770	129,830
KLA Corp.	2,500	700,175
Marvell Technology Group Ltd.	10,725	551,909
Maxim Integrated Products, Inc.	4,280	375,399
Microchip Technology, Inc.	4,022	547,434
MKS Instruments, Inc.	879	138,944
Monolithic Power Systems, Inc.	702	249,414
ON Semiconductor Corp. (a)	6,531	225,254
Qorvo, Inc. (a)	1,835	313,565
Skyworks Solutions, Inc.	2,686	454,606
SolarEdge Technologies, Inc. (a)	787	226,916
Teradyne, Inc.	2,660	301,857
Universal Display Corp.	692	159,727
Xilinx, Inc.	3,932	513,401
		5,872,662
Software - 7.9%
2U, Inc. (a)	1,106	45,235
Alteryx, Inc. Class A (a)	869	109,537
Anaplan, Inc. (a)	2,135	142,405
ANSYS, Inc. (a)	1,380	489,031
Aspen Technology, Inc. (a)	1,091	146,085
Avalara, Inc. (a)	1,328	199,200
Bill.Com Holdings, Inc. (a)	1,175	143,209
Cadence Design Systems, Inc. (a)	4,438	578,671
CDK Global, Inc.	1,953	97,455
Ceridian HCM Holding, Inc. (a)	1,854	172,255
Citrix Systems, Inc.	1,982	264,220
Cloudflare, Inc. (a)	1,753	134,385
Coupa Software, Inc. (a)	1,105	342,406
Crowdstrike Holdings, Inc. (a)	2,443	527,199
Datadog, Inc. Class A (a)	2,458	252,560
Datto Holding Corp.	400	9,544
DocuSign, Inc. (a)	2,870	668,394
Dropbox, Inc. Class A (a)	3,970	89,841
Duck Creek Technologies, Inc. (a)	366	17,692
Dynatrace, Inc. (a)	2,946	122,288
Elastic NV (a)	1,065	161,837
Everbridge, Inc. (a)	562	74,707
Fair Isaac Corp. (a)	450	202,550
FireEye, Inc. (a)	3,577	75,117
Five9, Inc. (a)	994	165,253
Fortinet, Inc. (a)	2,139	309,620
Guidewire Software, Inc. (a)	1,353	155,243
HubSpot, Inc. (a)	666	247,885
Jamf Holding Corp. (a)	512	18,908
JFrog Ltd.	220	13,743
Manhattan Associates, Inc. (a)	1,021	115,608
McAfee Corp.	622	11,725
Medallia, Inc. (a)	1,399	58,059
nCino, Inc. (a)	232	16,634
New Relic, Inc. (a)	837	62,926
NortonLifeLock, Inc.	8,833	186,111
Nuance Communications, Inc. (a)	4,531	206,342
Nutanix, Inc. Class A (a)	3,096	94,490
Pagerduty, Inc. (a)	1,123	54,724
Palo Alto Networks, Inc. (a)	1,499	525,774
Paycom Software, Inc. (a)	793	301,134
Paylocity Holding Corp. (a)	616	115,475
Pegasystems, Inc.	633	80,676
Pluralsight, Inc. (a)	1,433	29,806
Proofpoint, Inc. (a)	911	117,592
PTC, Inc. (a)	1,682	223,555
RealPage, Inc. (a)	1,417	122,670
RingCentral, Inc. (a)	1,268	472,863
Slack Technologies, Inc. Class A (a)	6,135	258,713
Smartsheet, Inc. (a)	1,798	125,393
SolarWinds, Inc. (a)	772	12,977
Splunk, Inc. (a)	2,561	422,642
SS&C Technologies Holdings, Inc.	3,618	227,500
Synopsys, Inc. (a)	2,434	621,765
Teradata Corp. (a)	1,730	46,537
The Trade Desk, Inc. (a)	665	509,383
Tyler Technologies, Inc. (a)	638	269,740
Unity Software, Inc. (b)	463	69,367
Zendesk, Inc. (a)	1,859	268,142
Zscaler, Inc. (a)	1,163	232,251
		11,837,049
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	20,780	256,425
HP, Inc.	22,144	538,985
NCR Corp. (a)	2,056	68,588
NetApp, Inc.	3,563	236,726
Pure Storage, Inc. Class A (a)	3,878	89,698
Western Digital Corp.	4,908	276,958
Xerox Holdings Corp.	2,690	56,571
		1,523,951

TOTAL INFORMATION TECHNOLOGY		30,632,087

MATERIALS - 5.3%
Chemicals - 2.5%
Albemarle Corp. U.S.	1,698	276,197
Ashland Global Holdings, Inc.	892	71,351
Axalta Coating Systems Ltd.(a)	3,382	91,280
Cabot Corp.	905	39,739
Celanese Corp. Class A	1,872	228,665
CF Industries Holdings, Inc.	3,427	141,809
Corteva, Inc.	12,084	481,668
Eastman Chemical Co.	2,184	214,796
Element Solutions, Inc.	3,513	59,826
FMC Corp.	2,084	225,676
Huntsman Corp.	3,213	84,887
International Flavors & Fragrances, Inc. (b)	1,720	193,294
LyondellBasell Industries NV Class A	4,126	353,846
NewMarket Corp.	111	43,533
Olin Corp.	2,315	55,352
PPG Industries, Inc.	3,799	511,763
RPM International, Inc.	2,058	169,723
The Chemours Co. LLC	2,637	69,459
The Mosaic Co.	5,577	144,779
The Scotts Miracle-Gro Co. Class A	651	144,138
Valvoline, Inc.	2,969	70,484
W.R. Grace & Co.	902	52,334
Westlake Chemical Corp.	552	42,206
		3,766,805
Construction Materials - 0.4%
Eagle Materials, Inc.	666	73,280
Martin Marietta Materials, Inc.	1,000	287,410
Vulcan Materials Co.	2,127	317,221
		677,911
Containers & Packaging - 1.6%
Amcor PLC	25,379	277,646
Aptargroup, Inc.	1,036	137,757
Ardagh Group SA	287	4,879
Avery Dennison Corp.	1,337	201,713
Ball Corp.	5,141	452,511
Berry Global Group, Inc. (a)	2,129	105,109
Crown Holdings, Inc. (a)	2,089	188,323
Graphic Packaging Holding Co.	4,347	68,074
International Paper Co.	6,327	318,311
Packaging Corp. of America	1,510	203,035
Sealed Air Corp.	2,512	106,182
Silgan Holdings, Inc.	1,259	45,865
Sonoco Products Co.	1,605	92,946
WestRock Co.	4,130	171,106
		2,373,457
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	23,331	627,837
Nucor Corp.	4,855	236,584
Reliance Steel & Aluminum Co.	1,020	118,402
Royal Gold, Inc.	1,059	113,186
Steel Dynamics, Inc.	3,229	110,658
		1,206,667

TOTAL MATERIALS		8,024,840

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	2,159	360,790
American Campus Communities, Inc.	2,197	90,429
American Homes 4 Rent Class A	4,390	132,710
Americold Realty Trust	3,288	114,784
Apartment Income (REIT) Corp.	2,378	92,195
Apartment Investment & Management Co. Class A	2,283	10,479
Apple Hospitality (REIT), Inc.	3,371	42,070
AvalonBay Communities, Inc.	2,263	370,385
Boston Properties, Inc.	2,505	228,631
Brandywine Realty Trust (SBI)	2,718	29,898
Brixmor Property Group, Inc.	4,764	80,655
Brookfield Property REIT, Inc. Class A	657	11,399
Camden Property Trust (SBI)	1,516	154,859
CoreSite Realty Corp.	647	86,983
Corporate Office Properties Trust (SBI)	1,821	47,838
Cousins Properties, Inc.	2,381	75,097
CubeSmart	3,123	108,805
CyrusOne, Inc.	1,933	141,012
Douglas Emmett, Inc.	2,683	74,346
Duke Realty Corp.	5,928	234,512
Empire State Realty Trust, Inc.	2,344	23,112
EPR Properties	1,181	46,815
Equity Commonwealth	1,894	53,998
Equity Lifestyle Properties, Inc.	2,805	170,656
Equity Residential (SBI)	5,910	364,292
Essex Property Trust, Inc.	1,050	251,591
Extra Space Storage, Inc.	2,030	230,994
Federal Realty Investment Trust (SBI)	1,215	106,385
First Industrial Realty Trust, Inc.	2,057	83,596
Gaming & Leisure Properties	3,492	143,626
Healthcare Trust of America, Inc.	3,482	98,367
Healthpeak Properties, Inc.	8,682	257,421
Highwoods Properties, Inc. (SBI)	1,640	61,484
Host Hotels & Resorts, Inc.	11,206	151,841
Hudson Pacific Properties, Inc.	2,432	57,006
Invitation Homes, Inc.	9,032	266,263
Iron Mountain, Inc.	4,597	154,781
JBG SMITH Properties	1,943	58,018
Kilroy Realty Corp.	1,856	105,105
Kimco Realty Corp.	6,665	110,039
Lamar Advertising Co. Class A	1,376	111,153
Life Storage, Inc.	1,162	94,796
Medical Properties Trust, Inc.	9,062	191,299
Mid-America Apartment Communities, Inc.	1,833	243,331
National Retail Properties, Inc.	2,792	108,888
Omega Healthcare Investors, Inc.	3,622	131,189
Outfront Media, Inc.	2,320	42,294
Paramount Group, Inc.	2,994	26,617
Park Hotels & Resorts, Inc.	3,804	63,451
Rayonier, Inc.	2,130	65,498
Realty Income Corp.	5,654	333,925
Regency Centers Corp.	2,710	127,858
Rexford Industrial Realty, Inc.	1,979	96,852
Simon Property Group, Inc.	5,207	483,887
SL Green Realty Corp.	1,183	79,829
Spirit Realty Capital, Inc.	1,752	67,557
Store Capital Corp.	3,891	120,699
Sun Communities, Inc.	1,702	243,607
UDR, Inc.	4,719	181,446
Ventas, Inc.	6,007	276,742
VEREIT, Inc.	3,528	124,291
VICI Properties, Inc.	8,622	217,964
Vornado Realty Trust	2,832	112,600
Weingarten Realty Investors (SBI)	1,967	44,277
Welltower, Inc.	6,739	408,383
Weyerhaeuser Co.	12,040	375,528
WP Carey, Inc.	2,805	186,252
		9,843,480
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	5,365	327,158
Howard Hughes Corp. (a)	627	54,029
Jones Lang LaSalle, Inc. (a)	830	121,354
		502,541

TOTAL REAL ESTATE		10,346,021

UTILITIES - 5.0%
Electric Utilities - 2.3%
Alliant Energy Corp.	4,032	196,157
Avangrid, Inc.	910	42,106
Edison International	5,753	334,594
Entergy Corp.	3,231	308,011
Evergy, Inc.	3,638	195,470
Eversource Energy	5,529	483,788
FirstEnergy Corp.	8,725	268,381
Hawaiian Electric Industries, Inc.	1,708	56,466
IDACORP, Inc.	812	71,700
NRG Energy, Inc.	3,923	162,451
OGE Energy Corp.	3,230	98,580
PG&E Corp. (a)	21,357	244,111
Pinnacle West Capital Corp.	1,808	136,052
PPL Corp.	12,392	342,887
Xcel Energy, Inc.	8,464	541,611
		3,482,365
Gas Utilities - 0.3%
Atmos Energy Corp.	2,006	178,534
National Fuel Gas Co.	1,387	55,841
UGI Corp.	3,347	120,459
		354,834
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	10,645	259,632
Vistra Corp.	7,874	157,244
		416,876
Multi-Utilities - 1.7%
Ameren Corp.	3,960	287,971
CenterPoint Energy, Inc.	8,117	171,188
CMS Energy Corp.	4,601	261,705
Consolidated Edison, Inc.	5,399	382,141
DTE Energy Co.	3,096	367,557
MDU Resources Group, Inc.	3,203	84,207
NiSource, Inc.	6,153	136,289
Public Service Enterprise Group, Inc.	8,138	459,227
WEC Energy Group, Inc.	5,088	452,323
		2,602,608
Water Utilities - 0.4%
American Water Works Co., Inc.	2,918	464,020
Essential Utilities, Inc.	3,609	167,097
		631,117

TOTAL UTILITIES		7,487,800

TOTAL COMMON STOCKS
(Cost $115,593,965)		149,944,466

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.09% (c)	680,875	681,011
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	925,033	925,125
TOTAL MONEY MARKET FUNDS
(Cost $1,606,136)		1,606,136
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $117,200,101)		151,550,602
NET OTHER ASSETS (LIABILITIES) - (0.8)%(e)		(1,138,102)
NET ASSETS - 100%		$150,412,500

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	March 2021	$467,140	$10,387	$10,387

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $27,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$435
Fidelity Securities Lending Cash Central Fund	7,823
Total	$8,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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